UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03835_

 Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/11 is included with this Form.

¢	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant,
Portfolio Manager

Objective:
Long-term growth of capital

Inception Date:
November 15, 1983

Net Assets at
June 30, 2011: $148,006,007

Portfolio Composition at June 30, 2011:
(Percentage of Total Net Assets)

Top Ten Holdings (As of 6/30/2011)

Percentage of
Company	Total Net Assets
Green Mountain Coffee Roasters, Inc.	2.51%
Priceline.com, Inc.	1.80%
Edwards Lifesciences Corp.	1.79%
AutoZone, Inc.	1.45%
Cognizant Technology Solutions Corp. Class A	1.35%
Informatica Corp.	1.34%
Oracle Corp.	1.29%
Rollins, Inc.	1.28%
Panera Bread Co. Class A	1.27%
Novo Nordisk A/S ADR	1.25%

Sector Weightings vs. Index (As of 6/30/2011)

About information in this report:

●	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.	1

¢	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Average Annual Total Returns (For periods ended 6/30/2011)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	13.99%	44.23%	(3.38)%	(0.07)%	0.58%	8.19%
S&P 500 Index	6.02%	30.69%	3.34%	2.94%	2.72%	10.49%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2011 and held for six months ended June 30, 2011.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE CENTURION FUND, INC.

¢	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,139.90	$4.62	0.87%
Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36	0.87%

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE CENTURION FUND, INC.	3

¢ Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2011 (Unaudited)
Shares	Value

Common Stocks — 95.4%
Consumer Discretionary — 19.8%
7,300	AutoZone, Inc. *	$2,152,405
7,800	Bed Bath & Beyond, Inc. *	455,286
15,100	BorgWarner, Inc. *	1,219,929
14,800	Brinker International, Inc.	362,008
16,500	Buckle, Inc. (The)	704,550
6,500	Buffalo Wild Wings, Inc. *	431,015
3,900	Chipotle Mexican Grill, Inc. *	1,201,941
11,400	Coach, Inc.	728,802
12,400	Darden Restaurants, Inc.	617,024
16,400	Deckers Outdoor Corp. *	1,445,496
9,200	Dick’s Sporting Goods, Inc. *	353,740
24,000	DIRECTV Class A *	1,219,680
12,500	Dollar Tree, Inc. *	832,750
6,000	Domino’s Pizza, Inc. *	151,440
4,500	Fossil, Inc. *	529,740
9,000	Genuine Parts Co.	489,600
14,000	Gildan Activewear, Inc.	492,380
3,400	Guess?, Inc.	143,004
14,400	Hanesbrands, Inc. *	411,120
34,000	Johnson Controls, Inc.	1,416,440
13,400	LKQ Corp. *	349,606
3,500	Lululemon Athletica, Inc. *	391,370
8,600	McDonald’s Corp.	725,152
2,000	Netflix, Inc. *	525,380
500	New Oriental Education & Technology Group, Inc. ADR *	55,860
3,000	O’Reilly Automotive, Inc. *	196,530
15,000	Panera Bread Co. Class A *	1,884,900
10,100	Penn National Gaming, Inc. *	407,434
5,200	Priceline.com, Inc. *	2,662,036
5,000	Shaw Communications, Inc. Class B	114,150
3,500	Strayer Education, Inc.	442,365
4,000	Tim Hortons, Inc.	195,240
25,700	TJX Companies, Inc. (The)	1,350,021
15,400	TRW Automotive Holdings Corp. *	909,062
2,600	Ulta Salon, Cosmetics & Fragrance, Inc. *	167,908
3,000	Under Armour, Inc. Class A *	231,930
15,500	Warnaco Group, Inc. (The) *	809,875
5,400	Wynn Resorts Ltd.	775,116
32,800	Yum! Brands, Inc.	1,811,872
		29,364,157
Consumer Staples — 11.3%
1,800	Boston Beer Co., Inc. (The) Class A*	161,280
3,600	British American Tobacco PLC ADR	316,800
5,500	Bunge Ltd.	379,225
14,000	Casey’s General Stores, Inc.	616,000
30,800	Church & Dwight Co., Inc.	1,248,632
12,800	Corn Products International, Inc.	707,584
10,300	Costco Wholesale Corp.	836,772
24,200	Diamond Foods, Inc.	1,847,428
45,000	Flowers Foods, Inc.	991,800
16,000	General Mills, Inc.	595,520
41,600	Green Mountain Coffee Roasters, Inc. *	3,713,216
11,200	Herbalife Ltd.	645,568
41,000	Hormel Foods Corp.	1,222,210
22,500	J&J Snack Foods Corp.	1,121,625
7,000	Molson Coors Brewing Co. Class B	313,180
7,400	PepsiCo, Inc.	521,182
1,000	Ruddick Corp.	43,540
18,000	TreeHouse Foods, Inc. *	982,980

Shares		Value
7,000	Whole Foods Market, Inc.	$444,150
		16,708,692
Energy — 0.9%
2,500	Core Laboratories N.V.	278,850
9,700	Enbridge, Inc.	314,862
16,100	Southwestern Energy Co. *	690,368
		1,284,080
Financials — 3.1%
22,800	AFLAC, Inc.	1,064,304
2,600	Axis Capital Holdings Ltd.	80,496
6,000	Bank of Montreal	381,300
3,200	BlackRock, Inc.	613,792
4,800	M&T Bank Corp.	422,160
10,200	Royal Bank of Canada	581,706
16,600	Stifel Financial Corp. *	595,276
12,600	T. Rowe Price Group, Inc.	760,284
		4,499,318
Health Care — 15.8%
13,000	Alexion Pharmaceuticals, Inc. *	611,390
11,600	Allergan, Inc.	965,700
3,200	Bio-Rad Laboratories, Inc. Class A *	381,952
7,000	C.R. Bard, Inc.	769,020
16,000	Catalyst Health Solutions, Inc. *	893,120
20,000	Cerner Corp. *	1,222,200
25,000	Computer Programs & Systems, Inc.	1,587,000
3,300	DaVita, Inc. *	285,813
4,000	DENTSPLY International, Inc.	152,320
30,400	Edwards Lifesciences Corp. *	2,650,272
11,100	Endo Pharmaceuticals Holdings, Inc. *	445,887
24,000	Express Scripts, Inc. *	1,295,520
8,200	Haemonetics Corp. *	527,834
13,700	Henry Schein, Inc. *	980,783
4,700	IDEXX Laboratories, Inc. *	364,532
12,800	Illumina, Inc. *	961,920
1,200	Intuitive Surgical, Inc. *	446,532
14,000	Medco Health Solutions, Inc. *	791,280
8,300	MEDNAX, Inc. *	599,177
3,800	Mettler-Toledo International, Inc. *	640,946
14,800	Novo Nordisk A/S ADR	1,854,144
17,400	Owens & Minor, Inc.	600,126
21,400	ResMed, Inc. *	662,330
1,700	Techne Corp.	141,729
18,000	Teva Pharmaceutical Industries Ltd. ADR	867,960
9,000	Thermo Fisher Scientific, Inc. *	579,510
4,500	United Therapeutics Corp. *	247,950
12,000	UnitedHealth Group, Inc.	618,960
7,900	Universal Health Services, Inc. Class B	407,087
11,000	Volcano Corp. *	355,190
2,600	Waters Corp. *	248,924
3,000	WellPoint, Inc.	236,310
		23,393,418
Industrials — 17.8%
26,000	AMETEK, Inc.	1,167,400
7,800	C.H. Robinson Worldwide, Inc.	614,952
12,000	Canadian National Railway Co.	958,800
4,400	Carlisle Companies, Inc.	216,612
15,000	Chicago Bridge & Iron Co. N.V.	583,500
3,000	CLARCOR, Inc.	141,840
1,000	Clean Harbors, Inc. *	103,250
5,000	Cubic Corp.	254,950

4	See Notes to Financial Statements.

¢	Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2011 (Unaudited)
Shares		Value
22,700	Danaher Corp.	$1,202,873
18,000	Donaldson Co., Inc.	1,092,240
14,000	Eaton Corp.	720,300
10,800	Elbit Systems Ltd.	515,808
3,400	Esterline Technologies Corp. *	259,760
12,000	Fastenal Co.	431,880
7,800	FedEx Corp.	739,830
7,200	Graco, Inc.	364,752
8,250	HEICO Corp.	451,605
14,200	IDEX Corp.	651,070
20,000	IHS, Inc. Class A *	1,668,400
12,400	Iron Mountain, Inc.	422,716
11,200	ITT Corp.	660,016
8,000	J.B. Hunt Transport Services, Inc.	376,720
11,300	Kansas City Southern*	670,429
10,700	Kirby Corp. *	606,369
9,000	L-3 Communications Holdings, Inc.	787,050
2,800	Lennox International, Inc.	120,596
3,000	Middleby Corp. (The) *	282,120
1,900	National Presto Industries, Inc.	192,831
9,000	Navistar International Corp. *	508,140
8,000	Parker Hannifin Corp.	717,920
4,100	Precision Castparts Corp.	675,065
93,200	Rollins, Inc.	1,899,416
11,800	Roper Industries, Inc.	982,940
15,100	Stericycle, Inc. *	1,345,712
7,000	Toro Co. (The)	423,500
13,100	United Technologies Corp.	1,159,481
9,600	URS Corp. *	429,504
7,000	Valmont Industries, Inc.	674,730
3,500	W.W. Grainger, Inc.	537,775
24,000	Waste Connections, Inc.	761,520
		26,374,372
Information Technology — 16.3%
22,600	Accenture PLC Class A	1,365,492
16,000	Acme Packet, Inc. *	1,122,080
25,800	Advent Software, Inc. *	726,786
8,000	Alliance Data Systems Corp. *	752,560
7,700	Amphenol Corp. Class A	415,723
12,600	ANSYS, Inc. *	688,842
6,200	Ariba, Inc. *	213,714
29,300	Check Point Software Technologies Ltd. *	1,665,705
27,300	Cognizant Technology Solutions Corp. Class A *	2,002,182
15,500	Dolby Laboratories, Inc. Class A *	658,130
7,800	Equinix, Inc. *	787,956
5,400	F5 Networks, Inc. *	595,350
4,000	FactSet Research Systems, Inc.	409,280
900	Google, Inc. Class A *	455,742
33,900	Informatica Corp. *	1,980,777
2,800	MasterCard, Inc. Class A	843,752
5,100	MICROS Systems, Inc. *	253,521
5,000	Netgear, Inc. *	218,600
24,400	Open Text Corp. *	1,562,088
58,200	Oracle Corp.	1,915,362
7,700	Rovi Corp. *	441,672
7,800	Salesforce.com, Inc. *	1,162,044
16,800	Solera Holdings, Inc.	993,888
13,000	SuccessFactors, Inc. *	382,200
9,000	Teradata Corp. *	541,800
22,000	TIBCO Software, Inc. *	638,440
7,700	VMware, Inc. Class A*	771,771

Shares		Value
3,500	WebMD Health Corp. *	$159,530
7,800	Wright Express Corp. *	406,146
		24,131,133
Materials — 8.7%
6,700	Albemarle Corp.	463,640
22,200	Ball Corp.	853,812
5,100	CF Industries Holdings, Inc.	722,517
38,800	Crown Holdings, Inc. *	1,506,216
7,400	Cytec Industries, Inc.	423,206
18,900	FMC Corp.	1,625,778
7,800	NewMarket Corp.	1,331,538
12,200	Packaging Corp. of America	341,478
9,300	Praxair, Inc.	1,008,027
10,200	Rock-Tenn Co. Class A	676,668
14,000	Scotts Miracle-Gro Co. (The) Class A	718,340
15,100	Sigma-Aldrich Corp.	1,108,038
31,600	Silgan Holdings, Inc.	1,294,652
16,900	Solutia, Inc. *	386,165
12,600	Valspar Corp. (The)	454,356
		12,914,431
Utilities — 1.7%
15,500	ITC Holdings Corp.	1,112,435
9,000	NSTAR	413,820
4,000	Oneok, Inc.	296,040
23,300	Questar Corp.	412,643
10,200	Wisconsin Energy Corp.	319,770
		2,554,708
	Total Common Stocks And Total Investment Securities— 95.4%
	(Cost $89,214,881)	$141,224,309

Principal Amount		Value

Short-Term Investments — 2.7%
Repurchase Agreements — 2.7%
$4,000,000	With Morgan Stanley, 0.00%, dated 06/30/11, due 07/01/11, delivery value $4,000,000 (collateralized by $4,100,000 U.S. Treasury Notes 0.8750% due 02/29/12, with a value of $4,132,073)	$4,000,000
	Total Short-Term Investments
	(Cost $4,000,000)	4,000,000
Cash And Other Assets In Excess Of Liabilities — 1.9%		2,781,698
Net Assets — 100.0%		$148,006,007
Net Asset Value Per Outstanding Share ($148,006,007 ÷ 10,877,289 shares outstanding)		$13.61

*	Non-income producing.
ADR	American Depositary Receipt.

See Notes to Financial Statements.	5

¢ Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $89,214,881)	$141,224,309
Repurchase agreement (Cost - $4,000,000)	4,000,000
Cash	433,330
Receivable for securities sold	2,558,921
Receivable for capital shares sold	64,883
Dividends receivable	50,791
Prepaid expenses	8,020
Total Assets	148,340,254
LIABILITIES:
Payable for capital shares redeemed	236,287
Accrued expenses:
Advisory fee	59,091
Service and distribution plan fees	29,553
Other	9,316
Total Liabilities	334,247
Net Assets	$148,006,007
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 10,877,289 shares)	$10,877,289
Additional paid-in capital	172,716,313
Accumulated net investment loss	(30,985)
Accumulated net realized loss on investments and foreign currency	(87,566,066)
Net unrealized appreciation of investments and foreign currency translations	52,009,456
Net Assets	$148,006,007
Net Asset Value Per Outstanding Share ($148,006,007 ÷ 10,877,289 shares outstanding)	$13.61

Statement of Operations

For the Six Months Ended
June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $11,879)	$581,809
Interest	2,164
Total Income	583,973
Expenses:
Advisory fee	353,273
Service and distribution plan fees	282,619
Auditing and legal fees	32,366
Custodian fees	15,046
Directors’ fees and expenses	12,307
Printing and postage	8,952
Insurance	8,558
Other	7,798
Total Expenses Before Fees Waived and Custody Credits	720,919
Less: Service and Distribution Plan Fees Waived	(105,982)
Less: Custody Credits	(142)
Net Expenses	614,795
Net Investment Loss	(30,822)
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	10,807,103
Change in Net Unrealized Appreciation/ (Depreciation)	7,488,535
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	18,295,638
Net Increase in Net Assets from Operations	$18,264,816

6	See Notes to Financial Statements.

¢	Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$(30,822)	$113,833
Net realized gain on investments and foreign currency	10,807,103	9,938,850
Change in net unrealized appreciation/(depreciation)	7,488,535	19,136,525
Net increase in net assets from operations	18,264,816	29,189,208
Distributions to Shareholders:
Net investment income	—	(113,184)
Net realized gain from investment transactions	—	(2,689,445)
Decrease in net assets from distribution to shareholders	—	(2,802,629)
Capital Share Transactions:
Proceeds from sale of shares	4,756,811	4,221,072
Proceeds from reinvestment of dividends to shareholders	—	2,802,629
Cost of shares redeemed	(9,734,182)	(23,392,870)
Net decrease in net assets from capital share transactions	(4,977,371)	(16,369,169)
Total Increase in Net Assets	13,287,445	10,017,410

NET ASSETS:
Beginning of period	$134,718,562	$124,701,152
End of period	$148,006,007	$134,718,562
Accumulated net investment loss and distribution in excess of net investment income, respectively, at end of period	$(30,985)	$(163)

See Notes to Financial Statements.	7

¢	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2011		Years Ended December 31,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.96		$9.72		$8.75		$21.36		$18.96	$20.07
Income from investment operations:
Net investment income/(loss)	—	(3)	—	(3)	(0.01)		(0.03)		(0.02)	(0.05)
Net gains or (losses) on securities (both realized and unrealized)	1.65		2.48		0.98		(9.09)		3.89	0.63
Total from investment operations	1.65		2.48		0.97		(9.12)		3.87	0.58
Less distributions:
Dividends from net investment income	—		(0.01)		—		—		—	—
Distributions from net realized gains	—		(0.23)		—		(3.49)		(1.47)	(1.69)
Total distributions	—		(0.24)		—		(3.49)		(1.47)	(1.69)
Net asset value, end of period	$13.61		$11.96		$9.72		$8.75		$21.36	$18.96
Total return*	13.99	%(4)	25.75%		11.09%		(49.27	) %	20.72%	3.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$148,006		$134,719		$124,701		$127,166		$291,949	$283,836
Ratio of expenses to average net assets(1)	1.02	% (5)	1.05	% (6)	1.06%		1.00%		0.96%	0.98%
Ratio of expenses to average net assets(2)	0.87	% (5)	0.85	% (7)	0.91%		0.84%		0.79%	0.89%
Ratio of net investment income/(loss) to average net assets	(0.04	)% (5)	0.09%		(0.08	) %	(0.19)%		(0.09)%	(0.24)%
Portfolio turnover rate	15	% (4)	27%		121%		272%		200%	220%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 0.99% and 0.95% for the years ended December 31, 2008 and December 31, 2007, respectively, and would not have changed for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.
(3)	Amount is less than $.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(7)	Ratio reflects expenses net of the reimbursement of Expenses by Value Line, Inc.

8	See Notes to Financial Statements.

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.	Significant Accounting Policies

          Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1, 2 or 3 for year-ahead performance by the Value Line Timeliness Ranking System.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation

          Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements

          The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 — Inputs that are unobservable.

          Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

          The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$141,224,309	$0	$0	$141,224,309
Short-Term Investments	0	4,000,000	0	4,000,000
Total Investments in Securities	$141,224,309	$4,000,000	$0	$145,224,309

          The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

          For the six months ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

          For the six months ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements

          In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

9

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(D) Federal Income Taxes

          It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Dividends and Distributions

          It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(F) Securities Transactions and Income

          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(G) Foreign Currency Translation

          The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

          Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

          Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(H) Representations and Indemnifications

          In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Foreign Taxes

          The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events

          Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

10

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

2.	Capital Share Transactions, Dividends and Distributions

          Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	367,414	409,296
Shares issued in reinvestment of distributions	—	282,239
Shares redeemed	(757,807)	(2,254,801)
Net decrease	(390,393)	(1,563,266)
Dividends per share from net investment income	$—	$0.0095
Distribution per share from net realized gain	$—	$0.2259

3.	Purchases and Sales of Securities

          Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2011 (unaudited)
PURCHASES:
Investment Securities	$20,115,038
SALES:
Investment Securities	$23,670,741

4.	Income Taxes

          At June 30, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$93,214,881
Gross tax unrealized appreciation	$52,666,785
Gross tax unrealized depreciation	($657,357)
Net tax unrealized appreciation on investments	$52,009,428

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

          An advisory fee of $353,273 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2011. This was computed at an annual rate of 0.50% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

          The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2011, fees amounting to $282,619, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor waived 0.15% of the 12b-1 fee. Effective May 1, 2007 through April 30, 2012, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2011, the fees waived amounted to $105,982. The Distributor has no right to recoup previously waived amounts.

          For the six months ended June 30, 2011, the Fund’s expenses were reduced by $142 under a custody credit arrangement with the custodian.

          Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

          Certain officers and a Trustee of the Adviser are also officers and a director of the Fund.

11

¢	Value Line Centurion Fund, Inc.

Form N-Q

          The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

12

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2011